Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw materials	$ 2,078	$ 2,185
Work-in-process	2,270	1,475
Finished products	896	774
Total inventories	$ 5,244	$ 4,434